UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Standard General L.P.

Address:   650 Madison Avenue
           23rd Floor
           New York, NY 10022


Form 13F File Number: 028-14363


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Mause
Title:  Chief Financial Officer
Phone:  212-610-9177

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph Mause                   New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:  $       28,853
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
CEDAR FAIR L P           DEPOSITRY UNIT 150185106    6,750   313,947 SH       SOLE                  313,947      0    0
MAXYGEN INC              COM            577776107    3,134   556,714 SH       SOLE                  556,714      0    0
PEABODY ENERGY CORP      COM            704549104    1,070    32,320 SH       SOLE                   32,320      0    0
ROCK-TENN CO             CL A           772739207      453     7,854 SH       SOLE                    7,854      0    0
SPRINT NEXTEL CORP       COM SER 1      852061100   12,357 5,280,815 SH       SOLE                5,280,815      0    0
SUNCOKE ENERGY INC       COM            86722A103    1,562   139,473 SH       SOLE                  139,473      0    0
U S AIRWAYS GROUP INC    COM            90341W108    3,527   695,599 SH       SOLE                  695,599      0    0


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